Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2023
Earnings (Loss) Per Share [Abstract]
Earnings (Loss) Per Share
11.	Earnings (Loss) per share

Basic and diluted net loss per share for each of the periods presented are calculated as follow:

	For the Six Months Ended June 30,
	2022	2023
	(in thousands of US$, except share data and per share data)
Numerator:
Net loss available to shareholders of the Company - basic and diluted	(1,779)	(1,115)
Denominator
Weighted average number of ordinary shares - basic	682,160	1,229,652
Effect of dilutive securities	-	-
Dilutive effect of non-vested shares	682,160	1,229,652
Denominator for diluted net (loss)/income per share
Net loss - basic	(2.61)	(0.91)
Net loss - diluted	(2.61)	(0.91)